Commonwealth Australia/New Zealand Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS ( 98.56% ) Shares Fair Value
Australia ( 37.31% )
Biotech ( 3.91% )
CSL Ltd. 2,500 $ 431,471
Containers & Packaging ( 5.12% )
Brambles Ltd. 46,216 564,605
Diversified Banks ( 2.04% )
Macquarie Group Ltd. 1,525 225,526
Environmental & Facilities Services ( 1.93% )
Cleanaway Waste Management Ltd. 124,496 213,105
Exploration & Production ( 0.69% )
Woodside Energy Group Ltd. - ADR 5,000 76,250
Gas Utilities ( 1.64% )
APA Group 42,839 180,605
Health Care Facilities ( 0.72% )
Ramsay Health Care Ltd. 3,816 79,247
Health Care Services ( 2.92% )
Sonic Healthcare Ltd. 18,382 322,829
Internet Media & Services ( 1.62% )
Webjet Ltd.
(a)
57,000 178,533
Iron ( 0.67% )
BHP Group Ltd. - ADR 1,500 73,725
Logistics Services ( 3.57% )
Qube Holdings Ltd. 153,645 394,178
Medical Devices ( 3.12% )
Cochlear Ltd. 1,750 344,329
Mineral & Precious Stone Mining ( 1.74% )
Lynas Rare Earth Ltd. - ADR
(a)
49,800 192,228
P&C Insurance ( 1.92% )
QBE Insurance Group Ltd. 16,434 212,059
Retail REITs ( 1.16% )
Scentre Group Ltd. 56,509 127,844
Transport Operations & Services ( 1.17% )
Transurban Group 15,719 129,438
Wireless Telecommunications ( 3.37% )
Telstra Corp. Ltd. 152,493 372,178
Total Australia 4,118,150
New Zealand ( 61.25% )
Alcoholic Beverages ( 0.53% )
Delegat Group Ltd. 21,456 58,094

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (98.56%) - (continued) Shares Fair Value
New Zealand ( 61.25%)
Building Materials ( 0.16% )
Fletcher Building Ltd.
(a)
11,135 $ 17,911
Courier Services ( 5.65% )
Freightways Ltd. 103,540 623,755
Flow Control Equipment ( 3.90% )
Skellerup Holdings Ltd. 150,000 430,213
Food & Drug Stores ( 0.72% )
Green Cross Health Ltd. 181,796 79,877
Health Care Facilities ( 4.23% )
Oceania Healthcare Ltd.
(a)
457,544 211,424
Ryman Healthcare Ltd.
(a)
103,800 254,723
466,147
Health Care Supply Chain ( 0.66% )
AFT Pharmaceuticals Ltd. 46,000 73,142
Home Products Stores ( 4.36% )
Briscoe Group Ltd. 183,520 481,206
Life Science & Diagnostics ( 0.24% )
Pacific Edge Ltd.
(a)
800,000 26,582
Lodging ( 3.46% )
Millennium & Copthorne Hotels New Zealand Ltd. 300,000 381,599
Logistics Services ( 7.35% )
Mainfreight Ltd. 20,000 811,516
Measurement Instruments ( 2.64% )
ikeGPS Group Ltd.
(a)
831,366 291,058
Medical Devices ( 0.48% )
Aroa Biosurgery Ltd.
(a)
145,000 52,347
Multi Asset Class Owners & Developers ( 1.36% )
Marsden Maritime Holdings Ltd. 81,425 150,644
P&C Insurance ( 1.97% )
Tower Ltd. 300,000 217,464
Packaged Food ( 1.46% )
Sanford Ltd. 60,000 160,820
Power Generation ( 8.98% )
Infratil Ltd. 156,975 991,547
Transport Operations & Services ( 13.10% )
Port of Tauranga Ltd. 55,000 201,242
South Port New Zealand Ltd. 376,010 1,245,668
1,446,910
Total New Zealand 6,760,832

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (98.56%) - (continued) Shares Fair Value
Total Common Stocks (Cost $7,100,247) $ 10,878,982
MONEY MARKET FUNDS ( 1.05% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.26%
(b)
115,976 115,976
Total Money Market Funds (Cost $115,976) 115,976
Total Investments — (99.61%)
    (Cost $7,216,223) 10,994,958
Other Assets in Excess of Liabilities (0.39%) 42,828
NET ASSETS — 100.00% $ 11,037,786
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS ( 96.72% ) Shares Fair Value
Egypt ( 1.93% )
Banks ( 1.35% )
Commercial International Bank Egypt SAE - GDR 34,571 $ 50,866
Other Commercial Support Services ( 0.58% )
Integrated Diagnostics Holdings PLC
(a)
59,000 21,864
Total Egypt 72,730
South Africa ( 90.75% )
Agricultural Producers ( 4.06% )
Astral Foods Ltd.
(a)
7,000 66,495
Oceana Group Ltd. 24,000 86,323
152,818
Automotive Retailers ( 6.11% )
Barloworld Ltd. 7,900 45,426
Bidvest Group Ltd. 7,500 102,320
Motus Holdings Ltd. 14,000 82,358
230,104
Banks ( 20.45% )
Capitec Bank Holdings Ltd. 3,000 477,695
FirstRand Ltd. 23,200 94,397
Nedbank Group Ltd. 6,000 88,283
Standard Bank Group Ltd. - ADR 9,400 109,933
770,308
Basic & Diversified Chemicals ( 0.50% )
Sasol Ltd. - ADR 4,000 18,800
Building Construction ( 2.95% )
Wilson Bayly Holmes-Ovcon Ltd. 9,900 110,921
Coal Mining ( 2.15% )
Exxaro Resources Ltd. 8,600 80,513
Consumer Elec & Applc Whslrs ( 2.97% )
DataTec Ltd. 42,328 111,857
Food & Beverage Wholesalers ( 3.16% )
Bid Corp. Ltd. 4,667 118,851
Food & Drug Stores ( 3.73% )
Shoprite Holdings Ltd. - ADR 9,000 140,490
Institutional Brokerage ( 1.01% )
Coronation Fund Managers Ltd. 19,500 38,184
Internet Media & Services ( 5.82% )
Naspers Ltd., N Shares 1,040 219,281
Life & Health Insurance ( 2.94% )
Momentum Metropolitan Holdings 72,000 110,886
Life Insurance ( 4.68% )
Clientele Ltd.
(a)
90,000 59,899

Africa Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (96.72%) - (continued) Shares Fair Value
South Africa ( 90.75%)
Life Insurance (4.68%) - continued
Discovery Ltd. 12,000 $ 116,160
176,059
Marine Shipping ( 2.79% )
Grindrod Ltd. 160,000 104,923
Other Financial Services ( 1.76% )
Old Mutual Ltd. 100,000 66,187
Paper & Pulp Mills ( 1.70% )
Sappi Ltd. 25,000 63,968
Precious Metals ( 7.22% )
Anglo American Platinum Ltd. 1,100 38,595
Gold Fields Ltd. - ADR 8,200 138,826
Impala Platinum Holdings Ltd.
(a)
12,500 68,614
Sibanye Stillwater Ltd.
(a)
27,000 26,022
272,057
Real Estate Services ( 1.01% )
Vukile Property Fund Ltd
(a)
41,000 38,147
Self-Storage Owners & Developers ( 2.70% )
Stor-Age Property REIT Ltd. 130,000 101,537
Specialty & Generic Pharmaceuticals ( 2.03% )
Aspen Pharmacare Holdings Ltd. 8,000 76,281
Specialty Apparel Stores ( 2.75% )
Mr. Price Group Ltd. 7,800 103,988
Wealth Management ( 3.67% )
Alexander Forbes Group Holdings Ltd. 170,000 74,755
PSG Konsult Ltd. 65,000 63,564
138,319
Wireless Telecommunications ( 4.59% )
MTN Group Ltd. - ADR 18,000 110,520
Vodacom Group Ltd. 10,700 62,586
173,106
Total South Africa 3,417,585
United Kingdom ( 4.04% )
Precious Metals ( 4.04% )
AngloGold Ashanti PLC 3,000 90,630
Endeavour Mining PLC 3,000 61,620
Total United Kingdom 152,250
Total Common Stocks (Cost $3,224,773) 3,642,565

Africa Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
SOVEREIGN BONDS ( 2.30% )
Principal
Amount Fair Value
South Africa (2.30%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 $ 86,636
Total Sovereign Bonds (Cost $90,922) 86,636
MONEY MARKET FUNDS ( 0.62% ) Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 4.26%
(b)
23,224 23,224
Total Money Market Funds (Cost $23,224) 23,224
Total Investments — (99.64%)
    (Cost $3,338,919) 3,752,425
Other Assets in Excess of Liabilities (0.36%) 13,453
NET ASSETS — 100.00% $ 3,765,878
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS ( 95.76% ) Shares Fair Value
Japan ( 94.15% )
Alcoholic Beverages ( 1.47% )
Kirin Holdings Co. Ltd. 7,000 $ 88,585
Auto Parts ( 1.11% )
DENSO Corp. 4,800 66,430
Basic & Diversified Chemicals ( 2.33% )
Mitsubishi Gas Chemical Co., Inc. 8,000 139,819
Building Construction ( 3.80% )
Kajima Corp. 12,850 228,506
Building Maintenance Services ( 1.55% )
Taihei Dengyo Kaisha Ltd. 3,000 93,049
Commercial & Residential Building Equipment & Systems
( 1.96% )
Daikin Industries Ltd. 1,000 117,471
Commercial Finance ( 4.75% )
Kyushu Leasing Service Co. Ltd. 13,000 84,669
ORIX Corp. 9,500 200,684
285,353
Consumer Electronics ( 1.47% )
Sony Group Corp. - ADR 4,000 88,040
Courier Services ( 1.40% )
Yamato Holdings Co. Ltd. 7,000 83,853
Diversified Industrials ( 5.23% )
Hitachi Ltd. 12,500 314,282
Electrical Power Equipment ( 3.23% )
Meidensha Corp. 7,600 194,275
Electronics Components ( 2.46% )
Murata Manufacturing Co. Ltd. 3,000 47,136
Nidec Corp. 3,400 58,728
Taiyo Yuden Co. Ltd. 3,000 41,947
147,811
Exploration & Production ( 1.21% )
INPEX Corp. 6,100 72,804
Factory Automation Equipment ( 1.49% )
FANUC Corp. 3,000 89,383
Food & Beverage Wholesalers ( 1.12% )
Yamae Group Holdings Co. Ltd. 5,200 67,546
Food & Drug Stores ( 2.18% )
Sugi Holdings Company Ltd. 7,500 130,439
Health Care Supplies ( 4.92% )
Hoya Corp. 2,200 295,453

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (95.76%) - (continued) Shares Fair Value
Japan ( 94.15%)
Home Products Stores ( 2.34% )
Nitori Holdings Co. Ltd. 1,200 $ 140,537
Infrastructure Construction ( 2.03% )
Takada Corp. 12,000 121,623
Integrated Electric Utilities ( 1.38% )
Kansai Electric Power Co., Inc. (The) 7,500 82,753
IT Services ( 4.22% )
INES Corp. 10,000 118,262
Otsuka Corp. 6,000 135,280
253,542
Life Insurance ( 6.81% )
Dai-ichi Life Holdings, Inc. 8,000 218,460
T&D Holdings, Inc. 10,000 190,264
408,724
Logistics Services ( 1.21% )
Nippon Express Holdings Co. Ltd. 4,500 72,942
Mass Merchants ( 1.27% )
Aeon Kyushu Co. Ltd. 4,500 76,471
Medical Devices ( 9.16% )
Asahi Intecc Co. Ltd. 16,000 268,289
Terumo Corp. 15,000 281,632
549,921
Multi Asset Class Owners & Developers ( 3.65% )
Mitsui Fudosan Co. Ltd. 9,000 81,239
Sumitomo Realty & Development Co. Ltd. 4,000 138,225
219,464
P&C Insurance ( 3.20% )
Sompo Holdings, Inc. 6,900 192,430
Personal Care Products ( 3.66% )
Kao Corp. 2,000 79,311
Unicharm Corp. 18,000 140,589
219,900
Semiconductor Manufacturing ( 1.40% )
Tokyo Electron Ltd. 500 84,349
Specialty Apparel Stores ( 3.29% )
Fast Retailing Co. Ltd. 600 197,631
Specialty Chemicals ( 1.55% )
Shin-Etsu Chemical Co. Ltd. 3,000 93,015
Transit Services ( 6.19% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 60,538
East Japan Railway Co. 4,500 80,122
Hankyu Hanshin Holdings, Inc. 4,400 111,967
Keikyu Corp. 6,500 56,988

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (95.76%) - (continued) Shares Fair Value
Japan ( 94.15%)
Transit Services (6.19%) - continued
Tobu Railway Co. Ltd. 3,600 $ 61,960
371,575
Wireless Telecommunications ( 1.11% )
KDDI Corp. 2,000 66,638
Total Japan 5,654,614
United States ( 1.61% )
Life Insurance ( 1.61% )
Aflac, Inc. 900 96,642
Total United States 96,642
Total Common Stocks (Cost $3,685,896) 5,751,256
CORPORATE BONDS ( 1.38% )
Principal
Amount
United States (1.38%)
American Honda Finance Corp, 1.80%, 1/13/2031 $ 100,000 83,006
Total Corporate Bonds (Cost $84,961) 83,006
MONEY MARKET FUNDS ( 2.55% ) Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 4.26%
(a)
152,983 152,983
Total Money Market Funds (Cost $152,983) 152,983
Total Investments — (99.69%)
    (Cost $3,923,840) 5,987,245
Other Assets in Excess of Liabilities (0.31%) 18,724
NET ASSETS — 100.00% $ 6,005,969
(a) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Global Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS ( 99.85% ) Shares Fair Value
Denmark ( 1.95% )
Large Pharmaceuticals ( 1.95% )
Novo Nordisk A/S - ADR 4,000 $ 337,800
Total Denmark 337,800
France ( 2.11% )
Basic & Diversified Chemicals ( 1.44% )
Arkema S.A. - ADR 3,130 249,664
Integrated Oils ( 0.67% )
Total Energies SE - ADR 2,000 116,060
Total France 365,724
Germany ( 4.31% )
Diversified Industrials ( 4.31% )
Siemens AG - ADR 7,000 747,933
Total Germany 747,933
India ( 2.80% )
Banks ( 2.80% )
HDFC Bank Ltd. - ADR 8,000 485,120
Total India 485,120
Ireland ( 1.27% )
Building Materials ( 1.27% )
James Hardie Industries PLC - ADR
(a)
6,500 220,090
Total Ireland 220,090
Israel ( 2.59% )
Application Software ( 2.59% )
NICE Ltd. - ADR
(a)
2,700 448,578
Total Israel 448,578
Japan ( 3.90% )
Auto Parts ( 0.31% )
Bridgestone Corp. - ADR 3,000 53,700
Consumer Electronics ( 2.54% )
Sony Group Corp. - ADR 20,000 440,200
Electronics Components ( 1.05% )
Nidec Corp. - ADR 42,000 181,440
Total Japan 675,340

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (99.85%) - (continued) Shares Fair Value
Mexico ( 0.40% )
Wireless Telecommunications ( 0.40% )
America Movil S.A.B. de C.V., Class L - ADR 5,000 $ 70,050
Total Mexico 70,050
Norway ( 2.32% )
P&C Insurance ( 2.32% )
Gjensidige Forsikring ASA - ADR 20,000 402,600
Total Norway 402,600
Panama ( 1.61% )
Airlines ( 1.61% )
Copa Holdings, S.A., Class A 3,000 279,660
Total Panama 279,660
South Africa ( 2.16% )
Food & Drug Stores ( 2.16% )
Shoprite Holdings Ltd. - ADR 24,000 374,640
Total South Africa 374,640
Switzerland ( 4.07% )
Large Pharmaceuticals ( 2.72% )
Roche Holding AG - ADR 12,000 471,000
Packaged Food ( 1.35% )
Nestlé S.A. - ADR 2,750 233,695
Total Switzerland 704,695
Taiwan Province of China ( 2.41% )
Semiconductor Manufacturing ( 2.41% )
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 2,000 418,640
Total Taiwan Province of China 418,640
United Kingdom ( 8.86% )
Alcoholic Beverages ( 1.94% )
Diageo PLC - ADR 2,800 335,916
Large Pharmaceuticals ( 3.06% )
AstraZeneca PLC - ADR 7,500 530,700
Personal Care Products ( 2.32% )
Unilever PLC - ADR 7,000 401,660

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (99.85%) - (continued) Shares Fair Value
United Kingdom ( 8.86%)- continued
Publishing ( 1.54% )
Pearson PLC - ADR 16,000 $ 266,720
Total United Kingdom 1,534,996
United States ( 59.09% )
Application Software ( 1.39% )
Adobe, Inc.
(a)
550 240,598
Auto Parts ( 5.02% )
Miller Industries, Inc. 13,200 870,804
Automotive Retailers ( 7.02% )
Group 1 Automotive, Inc. 2,670 1,218,828
Communications Equipment ( 6.12% )
Apple, Inc. 4,500 1,062,000
Computer Hardware & Storage ( 4.93% )
NetApp, Inc. 7,000 854,700
Construction & Mining Machinery ( 1.71% )
Caterpillar, Inc. 800 297,152
Courier Services ( 0.61% )
FedEx Corp. 400 105,948
Defense ( 0.73% )
L3Harris Technologies, Inc. 600 127,206
Diversified Banks ( 3.24% )
JPMorgan Chase & Co. 2,100 561,330
Household Products ( 2.97% )
Procter & Gamble Co. (The) 3,100 514,569
Infrastructure Software ( 4.74% )
Crowdstrike Holdings, Inc.
(a)
500 199,035
Microsoft Corp. 1,500 622,590
821,625
Integrated Electric Utilities ( 0.72% )
American Electric Power Co., Inc. 500 49,180
Southern Co. (The) 900 75,555
124,735
Integrated Oil & Gas ( 3.01% )
Chevron Corp. 3,500 522,165
Life Science & Diagnostics ( 4.65% )
Thermo Fisher Scientific, Inc. 1,350 806,963
Medical Equipment ( 0.46% )
Dentsply Sirona, Inc. 4,000 79,040

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (99.85%) - (continued) Shares Fair Value
United States ( 59.09%)- continued
Oil & Gas Equipment & Services ( 0.63% )
Schlumberger Ltd. 2,700 $ 108,756
Oilfield Services & Equipment ( 1.06% )
Natural Gas Services Group, Inc.
(a)
7,000 183,190
Online Marketplace ( 2.06% )
Amazon.com, Inc.
(a)
1,500 356,520
Rail Freight ( 3.54% )
Norfolk Southern Corp. 2,400 612,720
Refining & Marketing ( 0.68% )
Phillips 66 1,000 117,870
Semiconductor Devices ( 1.84% )
Skyworks Solutions, Inc. 3,600 319,536
Video Games ( 0.71% )
Electronic Arts, Inc. 1,000 122,910
Waste Management ( 1.25% )
Republic Services, Inc. 1,000 216,870
Total United States 10,246,035
Total Common Stocks (Cost $7,182,467) 17,311,901
MONEY MARKET FUNDS ( 0.02% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.26%
(b)
2,934 2,934
Total Money Market Funds (Cost $2,934) 2,934
Total Investments — (99.87%)
    (Cost $7,185,401) 17,314,835
Other Assets in Excess of Liabilities (0.13%) 22,017
NET ASSETS — 100.00% $ 17,336,852
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS ( 93.55% ) Shares Fair Value
Agricultural Producers ( 0.65% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR
(a)
27,432 $ 105,339
Banks ( 1.20% )
Harleysville Financial Corp. 8,675 193,539
Building Construction ( 1.32% )
Kajima Corp. - ADR 11,900 212,772
Building Materials ( 14.45% )
James Hardie Industries PLC - ADR
(a)
25,000 846,500
Tecnoglass, Inc. 19,634 1,492,184
2,338,684
Cement & Aggregates ( 5.44% )
Cemex S.A.B. de C.V. - ADR 30,000 177,900
CRH PLC 2,500 247,575
Summit Materials, Inc., Class A
(a)
8,680 454,051
879,526
Commercial & Residential Building Equipment & Systems
( 6.22% )
Lennox International, Inc. 1,700 1,007,114
Data Center REITs ( 4.54% )
Digital Realty Trust, Inc. 3,368 551,880
Equinix, Inc. 200 182,732
734,612
Home Products Stores ( 4.18% )
Lowe's Cos., Inc. 2,600 676,104
Homebuilding ( 8.58% )
D.R. Horton, Inc. 4,000 567,600
Lennar Corp., Class A 3,200 419,968
NVR, Inc.
(a)
50 400,809
1,388,377
Hotel REITs ( 1.56% )
Ryman Hospitality Properties, Inc. 2,400 251,616
Hotels Resorts & Cruise Lines ( 5.08% )
InterContinental Hotels Group PLC - ADR 6,103 822,196
Industrial Machinery ( 2.29% )
Techtronic Industries Company Ltd. - ADR 5,500 369,930
Industrial REITs ( 5.37% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 15,200 425,752
Prologis, Inc. 2,000 238,500
STAG Industrial, Inc. 6,000 205,080
869,332
Infrastructure REITs ( 6.40% )
American Tower Corp., Class A 2,500 462,375

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS (93.55%) - continued Shares Fair Value
Infrastructure REITs (6.40%) - continued
Crown Castle International Corp. 2,000 $ 178,560
SBA Communications Corp., Class A 2,000 395,120
1,036,055
Mortgage Finance ( 3.96% )
Ladder Capital Corp. 20,000 224,200
Redwood Trust, Inc. 40,000 262,000
Starwood Property Trust, Inc. 8,000 154,800
641,000
Multi Asset Class REITs ( 1.55% )
WP Carey, Inc. 4,470 249,918
Residential Owners & Developers ( 1.02% )
Cyrela Brazil Realty S.A. - ADR 44,000 165,000
Residential REITs ( 2.74% )
AvalonBay Communities, Inc. 2,000 443,020
Retail REITs ( 3.33% )
Kite Realty Group Trust 9,000 208,350
National Retail Properties, Inc. 4,000 157,560
Simon Property Group, Inc. 1,000 173,860
539,770
Self-Storage REITs ( 3.62% )
Extra Space Storage, Inc. 2,500 385,000
Global Self Storage, Inc. 39,000 201,240
586,240
Specialized REITs ( 6.17% )
Charter Hall Education Trust 99,140 160,201
Gladstone Land Corp. 9,700 105,342
Iron Mountain, Inc. 7,200 731,305
996,848
Timber REITs ( 0.83% )
PotlatchDeltic Corp. 3,000 134,190
Transport Operations & Services ( 3.05% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 494,046
Total Common Stocks (Cost $6,804,258) 15,135,228
U.S. GOVERNMENT & AGENCIES ( 6.37% )
Principal
Amount
Federal Home Loan Bank, 0.50% , 4/14/2025 $ 300,000 297,824
Federal National Mortgage Association, 0.88% , 8/5/2030 200,000 165,985
United States Treasury Note, 2.88% , 5/31/2025 200,000 199,044
United States Treasury Note, 3.38% , 5/15/2033 400,000 368,508
Total U.S. Government & Agencies (Cost $1,044,594) 1,031,361

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
MONEY MARKET FUNDS ( 0.00% )
(b)
Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 4.26%
(c)
146 $ 146
Total Money Market Funds (Cost $146) 146
Total Investments — (99.92%)
    (Cost $7,848,998) 16,166,735
Other Assets in Excess of Liabilities (0.08%) 13,554
NET ASSETS — 100.00% $ 16,180,289
(a) Non-income producing security.
(b) Rounds to less than 0.005%.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust